Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Digital Assets
The following table presents the activities of the digital assets for the three months ended March 31, 2022 (in thousands):

Balance at January 1, 2022	$—
Addition of digital assets	730
Digital assets issued for services	(229)
Realized gain on sale of digital assets	3
Impairment loss	(91)
Balance at March 31, 2022	$413